SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION
TO REDEEM SECURITIES

OF

THE GABELLI DIVIDEND & INCOME TRUST
One Corporate Center
Rye, New York 10580-1422
(914) 921-5070

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21423

____________

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission’s staff fewer than 30 days prior to the date set for the redemption.

(1)           Title of the class of securities of The Gabelli Dividend & Income Trust (the "Fund") to be redeemed:

Series B Auction Market Preferred Shares, par value $0.001 per share, liquidation preference of $25,000 per share (the "Series B Preferred Shares").

(2)           The date on which the securities are to be called or redeemed:

November 12, 2008.

(3)           The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series B Preferred Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Fund's Statement of Preferences of Series B Auction Market Preferred Shares creating and fixing the rights of the Series B Preferred Shares, the form of which was filed with the Securities and Exchange Commission on October 5, 2004 as Exhibit 2(a)(iii) to the Fund's Registration Statement on Form N-2.

(4)           The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem 10% (400 shares) of its outstanding Series B Preferred Shares at the redemption price of $25,000 per share, which equals the liquidation preference of $25,000 per share.  The Depository Trust Company will determine the allocations of this partial redemption of the outstanding Series B Preferred Shares by lottery among each participant account.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 20th day of October 2008.

THE GABELLI DIVIDEND & INCOME TRUST

By:	/s/ Bruce N. Alpert
Name: Bruce N. Alpert
Title: President and Principal Executive Officer